Legal proceedings (Details Narrative) R$ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 BRL (R$)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Indemnification payment	$ 122	R$ 590			$ 2	R$ 10
Claim amount received			$ 55	R$ 301
Gain on other assets					48
Guarantee Obligations, Bank Guarantee					2,700		$ 2,300
Cfem Related Proceedings [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings					2,132	10,320	1,831	R$ 9,555
Assessments And Legal Proceedings Related To Pis Cofins [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings					2,198	10,640	1,720	8,975
Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings					738	3,573	626	3,268
Assessments And Legal Proceedings Related To Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings					586	2,835	558	2,910
Tax Proceedings Fines Arising From Offsets Not Approved For Settlement Of Federal Debts [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings					626	3,032	524	2,735
Environmental Litigations Iron Ore Operations In Itabira [Member]
IfrsStatementLineItems [Line Items]
Loss contingency damages sought value					$ 524	R$ 2,538	$ 431	R$ 2,249